PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.   PROPERTY AND EQUIPMENT, NET

Property and equipment and its related accumulated depreciation are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Office facilities	4,256	4,864
Software	9,289	15,871
Computer equipment	12,679	10,492
Vehicles	21	1,186
Leasehold improvement	37,896	46,513
Total cost	64,141	78,926
Less: Accumulated depreciation	(22,097)	(39,286)
Property and equipment, net	42,044	39,640

Depreciation expenses related to property and equipment were RMB10,380, RMB7,390 and RMB17,189 for the years ended December 31, 2018, 2019 and 2020, respectively.